Conestoga Small Cap Fund
Investment Objective
The Conestoga Small Cap Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conestoga Small Cap Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Conestoga Small Cap Fund
Management Fees		1.20%
Distribution (12b-1) Fees		none
Other Expenses (the Adviser pays all Fund expenses except Rule 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, expenses of the Independent Trustees, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund's business)	[1]	0.01%
Total Annual Fund Operating Expenses		1.21%
Fee Waiver	[2]	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver		1.10%
[1]	In addition, although the Fund has adopted a Shareholder Servicing Plan that will allow the Fund to pay an annual fee of up to 0.25% of its average daily net assets for providing services to the Fund's shareholders, the Fund does not expect to pay any Shareholder Servicing Fees in the current fiscal year.
[2]	Conestoga Capital Advisors, LLC (the "Adviser") has contractually agreed to limit the Fund's "Total Annual Fund Operating Expenses"(excluding Rule 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, expenses of Independent Trustees, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business) to 1.10% of the Fund's average daily net assets until at least February 1, 2015, subject to termination at any time at the option of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Conestoga Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses) and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Conestoga Small Cap Fund	112	373	654	1,456

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year (ended September 30, 2013) the Fund’s portfolio turnover rate was 14.98% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small-cap companies.  Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants.  While there is no limit on investing in foreign securities, the Fund doesn’t expect investments in foreign securities to exceed 20% of the Fund’s total assets.  “Small-cap companies” are companies that, at the time of purchase, have market capitalizations of up to $2.5 billion.  The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.  For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.”  The Adviser generally invests the Fund’s assets in small-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company.  The Adviser uses a bottom-up approach in selecting securities.  There is no guarantee that the Fund will achieve its objective.

Principal Risks

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in “Risks Factors” in this prospectus. The Fund’s net asset value and total return may be adversely affected for a number of reasons, including, without limitation, if any of the following occurs:

- The market values of securities acquired by the Fund decline;

- The Adviser does not execute the Fund’s principal investment strategies effectively;

- A security’s price fluctuates in response to events affecting the issuer’s profitability or viability;

- Smaller, less seasoned companies lose market share or profits to a greater extent than larger, established companies in times of deteriorating economic conditions;

- A company’s earnings do not increase as expected;

Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. foreign securities are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten year periods compare with those of broad measures of market performance.  Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website: www.conestogacapital.com/mutual fund.htm.

Calendar Year Total Return

During the period shown in the chart, the Fund’s best performing quarter was for the three months ended 06/30/2009: 19.10%. During the same period, the Fund’s worst performing quarter was for the three months ended 12/31/2008: -21.51%.

This table compares the Fund’s average annual total returns for the periods ended December 31, 2013 to those of the Russell 2000 Index and the Russell 2000 Growth Index.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates.  These after-tax returns do not reflect the effect of any applicable state or local taxes.  Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.  Future results may be different from those shown.

Average Annual Total Returns as of 12/31/13
Average Annual Total Returns	1 Year	5 Years	10 Years
Conestoga Small Cap Fund -Comparison Index- Russell 2000 Index (the performance information for this index reflects no deduction for fees, expenses or taxes)	38.82%	20.08%	9.07%
Conestoga Small Cap Fund -Comparison Index- Russell 2000 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)	43.30%	22.58%	9.41%
Conestoga Small Cap Fund	49.26%	22.62%	11.27%
Conestoga Small Cap Fund Return After Taxes on Distributions	48.72%	22.30%	10.99%
Conestoga Small Cap Fund Return After Taxes on Distributions and Sale of Fund Shares	28.28%	18.52%	9.28%

Conestoga Mid Cap Fund
Investment Objective
The Conestoga Mid Cap Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conestoga Mid Cap Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses Conestoga Mid Cap Fund		Investors Class		Institutional Class
Management Fees		0.85%		0.85%
Distribution (12b-1) Fees		none		none
Service Fees		0.25%	[1]	none
Other Operating Expenses		2.30%		2.30%
Other Expenses (the Adviser pays all Fund expenses except Rule 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, expenses of the Independent Trustees, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund's business)		2.55%		2.30%
Total Annual Fund Operating Expenses		3.40%		3.40%
Fee Waiver	[2]	(2.05%)		(2.05%)
Total Annual Fund Operating Expenses After Fee Waiver		1.35%		1.10%
[1]	The Fund has adopted a Shareholder Servicing Plan on behalf of the Investors Class that will allow the Fund to pay an annual fee of up to 0.25% of its average daily net assets for providing services to the Fund's Investors Class shareholders.
[2]	Conestoga Capital Advisors, LLC (the "Adviser") has contractually agreed to limit the Fund's "Total Annual Fund Operating Expenses"(excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions and interest) to 1.35% (for the Investors Class) and 1.10% (for the Institutional Class) of the Fund's average daily net assets until at least February 1, 2015, subject to termination at any time at the option of the Board of Trustees (the "Board"). If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the "Total Annual Fund Operating Expenses" to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Conestoga Mid Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amount for three years reflects the Fund’s gross expenses) and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example Conestoga Mid Cap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investors Class	137	854	1,593	3,547
Institutional Class	112	779	1,471	3,315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year (ended September 30, 2013) the Fund’s portfolio turnover rate was 14.44% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of mid-cap companies.  Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants.  While there is no limit on investing in foreign securities, the Fund doesn’t expect investment in foreign securities to exceed 20% of the Fund’s total assets.  “Mid-cap companies” are companies that, at the time of purchase, have market capitalizations of up to $10 billion.  The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.  For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.”  The Adviser generally invests the Fund’s assets in mid-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company.  The Adviser uses a bottom-up approach in selecting securities.

Principal Risks

You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its objective. The Fund is subject to the following principal risks. The Fund’s net asset value and total return may be adversely affected for a number of reasons, including, without limitation, if any of the following occurs:

- The market values of securities acquired by the Fund decline;

- The Adviser does not execute the Fund’s principal investment strategies effectively;

- A security’s price fluctuates in response to events affecting the issuer’s profitability or viability;

- A company’s earnings do not increase as expected;

- Medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies;

Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. Foreign securities are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since the Fund’s inception compare with those of broad measures of market performance.   Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website: www.conestogacapital.com/mutual fund.htm.

Calendar Year Total Return

During the period shown in the chart, the Fund’s best performing quarter was for the three months ended 09/30/13:  9.69%. During the same period, the Fund’s worst performing quarter was for the three months ended 06/30/13:  -0.97%.

This table compares the Fund’s average annual total returns for the periods ended December 31, 2013 to those of the Russell Mid Cap Growth Index and the Russell Mid Cap Index.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates.  These after-tax returns do not reflect the effect of any applicable state or local taxes.  Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.  Future results may be different from those shown.

Average Annual Total Returns as of 12/31/13
Average Annual Total Returns Conestoga Mid Cap Fund	1 Year	Since Inception
-Comparison Index- Russell Mid Cap Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)	35.74%	19.80%	[1]
-Comparison Index- Russell Mid Cap Index (the performance information for this index reflects no deduction for fees, expenses or taxes)	34.76%	21.13%	[1]
Investors Class	27.53%	11.05%	[1]
Investors Class Return After Taxes on Distributions	27.62%	11.05%	[1]
Investors Class Return After Taxes on Distributions and Sale of Fund Shares	15.58%	8.50%	[1]
[1]	The Conestoga Mid Cap Fund Inception Date is March 30, 2012.

Institutional Advisors LargeCap Fund
Investment Objective
The Institutional Advisors LargeCap Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Advisors LargeCap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Institutional Advisors LargeCap Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	none
Maximum Sales charge (load) imposed on reinvested dividends (as a percentage of purchase price)	none
Redemption fees	none
Exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Advisors LargeCap Fund
Management Fees		1.18%
Distribution (12b-1) Fees		0.01%
Other Expenses (the Adviser pays all Fund expenses except Rule 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, expenses of the Independent Trustees, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund's business)		0.10%
Total Annual Fund Operating Expenses		1.29%
Fee Waiver	[1]	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver		1.21%
[1]	Institutional Advisors LLC (the "Adviser") has contractually agreed to limit the Fund's "Total Annual Fund Operating Expenses"(excluding Rule 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, expenses of Independent Trustees, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business) to 1.20% of the Fund's average daily net assets until at least February 1, 2015, subject to termination at any time at the option of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Institutional Advisors LargeCap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses).  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Advisors LargeCap Fund	123	401	700	1,549

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.23% of the average portfolio value.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of large-capitalization companies (generally, companies in the $5 billion and more capitalization range of the Standard & Poor’s 500 Index (“S&P 500 Index”)).  The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. Equity securities include convertible securities and domestic common stocks, among other things.

The Adviser’s style can best be described as a long-term, disciplined investment approach aimed at providing clients with strong returns, but which is absent of leverage, aggressive or untested techniques, and market timing. The Adviser focuses on providing superior investment performance along with reduced volatility, offering disciplined proprietary investment strategies, while maintaining broad sector and portfolio diversification.

Principal Risks

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in the section of this prospectus entitled “Risk Factors.” The Fund’s net asset value and total returns may be adversely affected if any of the following occurs:

- The market values of securities acquired by the Fund decline.

- Large capitalization securities underperform other segments of the equity market or equity markets as a whole.

- The Adviser does not execute the Fund’s principal investment strategies effectively.

- Security prices fluctuate in response to events affecting an issuer’s profitability or viability.

- There is no assurance that large companies can withstand serious deterioration during periods of severe economic distress.

- An investment in the Fund is not a deposit of National Penn Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five year, ten year, and since the Fund’s inception compare with those of broad measures of market performance.   Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website: www.ialfx.com.

On March 31, 2009 the National Penn ITC (“NPITC”) Equity Fund, a collective investment fund, was converted to the Fund.  The information below, for periods prior to March 31, 2009, includes the past performance of the NPITC Equity Fund, a separate account managed by Institutional Advisors, a business unit of National Penn Investors Trust Company, the predecessor investment entity to the Adviser in a fashion that is in all material respects equivalent to the management of the Fund.  The data below reflects NPITC Equity Fund’s performance information over a period before the Fund’s registration statement became effective. The relevant account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act; and if the relevant account was registered under the 1940 Act, its performance may have been adversely affected.  The prior performance has been restated to reflect the imposition of the total expenses of the Fund for its initial fiscal year rather than the actual expenses of the NPITC Equity Fund.

Institutional Advisors LargeCap Fund (Formerly NPITC Equity Fund) Calendar Year Total Return

During the period shown in the chart, the Fund’s best performing quarter was for the three months ended December 31, 2013: 28.30%. During the same period, the Fund’s worst performing quarter was for the three months ended December 31, 2008: -29.89%.

In the following table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates.  These after-tax returns do not reflect the effect of any applicable state or local taxes.  Your after-tax returns may differ from those shown.  After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.   Future results may be different from those shown.

Average Annual Total Returns as of 12/31/2013
Average Annual Total Returns	1 Year	Since Inception
Institutional Advisors LargeCap Fund -Comparison Index- S&P 500 Index (the performance information for this index reflects no deduction for fees, expenses or taxes)	32.39%	21.88%	[1]
Institutional Advisors LargeCap Fund	28.30%	19.50%	[1]
Institutional Advisors LargeCap Fund Return After Taxes on Distributions	26.25%	18.68%	[1]
Institutional Advisors LargeCap Fund Return After Taxes on Distributions and Sale of Fund Shares	17.17%	15.72%	[1]
[1]	The Institutional Advisors LargeCap Fund Inception Date is March 31, 2009.